Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Revenue	$ 945,428	$ 1,201,339	$ 1,547,097
Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	175,666	263,992	397,905
Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	629,174	778,946	963,537
Non-driver products
Segment, Product and Geographic Information
Revenue	140,588	158,401	185,655
Driver IC
Segment, Product and Geographic Information
Revenue	804,840	1,042,938	1,361,442
Driver IC | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	175,666	263,992	397,905
Driver IC | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	629,174	778,946	963,537
Driver IC | Non-driver products
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products
Segment, Product and Geographic Information
Revenue	140,588	158,401	185,655
Non-driver products | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products | Non-driver products
Segment, Product and Geographic Information
Revenue	$ 140,588	$ 158,401	$ 185,655